Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Taxes [Line Items]
Statutory tax rate		31.70%	33.60%	36.00%
Net deferred tax benefit resulted from impact of tax law changes			¥ (10,735)	¥ (26,588)
Allocated tax benefit to continuing operations upon application of intraperiod allocation rules				10,799
Net increase (decrease) in total valuation allowance		¥ 3,894	(21,764)	50,092
Undistributed earnings of foreign subsidiaries and corporate joint ventures not expected to be remitted, for which deferred income taxes have not been provided		742,924
Operating loss carryforwards for tax purposes	¥ 483,590	455,555	483,590
Operating loss carryforwards for tax purposes with no expiration period		¥ 140,885
Expiration periods description of each operating loss carryforward		Substantially all of the total net operating loss carryforwards expire at various dates between the fiscal years ending March 31, 2018 and 2024, and the remaining amounts have expiration periods up to 20 years depending on the jurisdiction.
Tax credit carryforwards	145,011	¥ 134,427	145,011
Tax credit carryforwards with no expiration period		¥ 20,022
Expiration periods description of tax credit carryforwards		Total available tax credit carryforwards expire at various dates between the fiscal years ending March 31, 2018 and 2027.
Interest expense recorded (reversed)		¥ 474	(774)	1,023
Penalties recorded (reversed)		597	674	(376)
Liabilities recorded for the payments of interest	9,261	9,735	9,261	10,035
Liabilities recorded for the payments of penalties	¥ 4,358	3,761	¥ 4,358	¥ 3,684
Maximum unrecognized tax benefits expected reduction within the next 12 months		24,553
Sony Music Entertainment (Japan) Inc
Income Taxes [Line Items]
Gain on subsidiary's sale of stock arising from issuance of common stock, for which deferred income taxes have not been provided		¥ 61,544
Fiscal year ending March 31, 2016 and March 31, 2017
Income Taxes [Line Items]
Percentage of the limitations on annual use of net operating loss carryforwards due to tax law changes				65.00%
Net operating loss carryforward period in Japan		9 years
Fiscal year beginning on or after April 1, 2017
Income Taxes [Line Items]
Percentage of the limitations on annual use of net operating loss carryforwards due to tax law changes				50.00%
Net operating loss carryforward period in Japan		10 years
Fiscal year ended March 31, 2017
Income Taxes [Line Items]
Percentage of the limitations on annual use of net operating loss carryforwards due to tax law changes	60.00%		60.00%
Fiscal year ended March 31, 2018
Income Taxes [Line Items]
Percentage of the limitations on annual use of net operating loss carryforwards due to tax law changes	55.00%		55.00%
Fiscal year beginning on or after April 1, 2018
Income Taxes [Line Items]
Percentage of the limitations on annual use of net operating loss carryforwards due to tax law changes	50.00%		50.00%
Fiscal year ended March 31, 2017 and onward
Income Taxes [Line Items]
Statutory tax rate	31.50%
Earliest Tax Year | Domestic country
Income Taxes [Line Items]
Tax years subject to examinations		2008
Earliest Tax Year | Foreign country
Income Taxes [Line Items]
Tax years subject to examinations		2013
Latest Tax Year | Domestic country
Income Taxes [Line Items]
Tax years subject to examinations		2016
Latest Tax Year | Foreign country
Income Taxes [Line Items]
Tax years subject to examinations		2016